Warrant Liabilities - Schedule of Changes in the Fair Value of the Company's Level 3 Warrant Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in the Fair Value of the Company's Level 3 Warrant Liabilities [Abstract]
Balance	$ 80,520	$ 833,615	$ 833,615
Issuance of warrants			434,720	901,080
Change in fair value of warrant liabilities	(7,320)	$ (241,993)	(266,393)	(67,465)
Return of warrants			(921,422)
Balance	$ 73,200		$ 80,520	$ 833,615